Preferred shares and share capital - Schedule of Preferred Shares Outstanding (Parenthetical) (Detail) - USD ($)		1 Months Ended
	Mar. 13, 2018	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Preferred shares, issued			0
Seaspan [Member]
Class Of Stock [Line Items]
Preferred shares, issued			33,335,570	33,272,706
Puttable preferred shares, par value			$ 0.01	$ 0.01
Repurchase of preferred shares		1,923,585
Repurchase of preferred stock amount		$ 47,782,000
Series D Preferred Shares [Member] | Seaspan [Member]
Class Of Stock [Line Items]
Preferred shares, issued			5,093,728
Redemption price per share			$ 25.00
Series D Preferred Shares [Member] | Seaspan [Member] | GCI [Member]
Class Of Stock [Line Items]
Preferred shares, issued	1,986,449
Preferred stock option redeemable period start	18 months
Preferred stock option redeemable period end	19 months
Puttable preferred shares, par value	$ 23.74
Preferred stock redemption value per share	$ 24.84
Series E Preferred Shares [Member] | Seaspan [Member]
Class Of Stock [Line Items]
Preferred shares, issued			5,415,937
Redemption price per share			$ 25.00
Series G Preferred Shares [Member] | Seaspan [Member]
Class Of Stock [Line Items]
Preferred shares, issued			7,800,800
Redemption price per share			$ 25.00
Series H Preferred Shares [Member] | Seaspan [Member]
Class Of Stock [Line Items]
Preferred shares, issued			9,025,105
Redemption price per share			$ 25.00